LEASES - Maturities of lease liabilities under non-cancellable leases (Details)	Dec. 31, 2024 CNY (¥)
LEASES
2025	¥ 4,411,850
2026	15,985,030
2027	10,717,193
2028	5,101,789
2029	377,318
Total undiscounted lease payments	36,593,180
Less: Imputed interest	(2,775,930)
Total lease liabilities	¥ 33,817,250